Supplemental Cash Flow Information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Income taxes paid	$ (101,952)	$ (109,193)	$ (85,503)
Income taxes received	6,497	2,885	22,512
Income taxes paid, net of income taxes received	$ (95,455)	$ (106,308)	$ (62,991)